Commitments - Fiscal Year Maturity (Details) - Dec. 31, 2016 CAD in Millions, $ in Millions	USD ($)	CAD
Operating lease obligations:
Total		CAD 175
Due within 1 year		13
Due in year 2		13
Due in year 3		11
Due in year 4		8
Due in year 5		7
Due after 5 years		123
Promissory note:
Due within 1 year		251
Due in year 2		931
Due in year 3		679
Due in year 4		725
Due in year 5		1,756
Due after 5 years		16,877
Total		22,135
Due within 1 year		2,027
Due in year 2		1,666
Due in year 3		1,451
Due in year 4		1,398
Due in year 5		1,318
Due after 5 years		14,275
Power
Purchase obligations:
Total		2,295
Due within 1 year		290
Due in year 2		200
Due in year 3		119
Due in year 4		107
Due in year 5		107
Due after 5 years		1,472
Renewable power
Purchase obligations:
Total		1,625
Due within 1 year		100
Due in year 2		99
Due in year 3		99
Due in year 4		98
Due in year 5		97
Due after 5 years		1,132
Gas
Purchase obligations:
Total		1,329
Due within 1 year		411
Due in year 2		290
Due in year 3		177
Due in year 4		141
Due in year 5		110
Due after 5 years		200
Renewable energy credit purchase agreement
Purchase obligations:
Total		154
Due within 1 year		20
Due in year 2		15
Due in year 3		12
Due in year 4		12
Due in year 5		12
Due after 5 years		83
Interest obligations on long-term debt
Other commitments:
Total		14,586
Due within 1 year		892
Due in year 2		854
Due in year 3		837
Due in year 4		817
Due in year 5		793
Due after 5 years		10,393
Purchase of Springerville Common Facilities
Other commitments:
Total		91
Due within 1 year		0
Due in year 2		0
Due in year 3		0
Due in year 4		0
Due in year 5		91
Due after 5 years		0
Joint-use asset and shared service agreements
Other commitments:
Total		53
Due within 1 year		3
Due in year 2		3
Due in year 3		3
Due in year 4		3
Due in year 5		3
Due after 5 years		38
Other
Other commitments:
Total		156
Due within 1 year		93
Due in year 2		18
Due in year 3		19
Due in year 4		0
Due in year 5		0
Due after 5 years		26
UNS Energy | Long-term contracts - UNS Energy
Purchase obligations:
Total		1,146
Due within 1 year		192
Due in year 2		161
Due in year 3		161
Due in year 4		127
Due in year 5		85
Due after 5 years		420
UNS Energy | Renewable energy credit purchase agreement
Purchase obligations:
Total | $	$ 107
ITC | ITC easement agreement
Other commitments:
Total		453
Due within 1 year		13
Due in year 2		13
Due in year 3		13
Due in year 4		13
Due in year 5		13
Due after 5 years		388
Waneta Partnership | Waneta Partnership promissory note
Promissory note:
Total		72
Due within 1 year		0
Due in year 2		0
Due in year 3		0
Due in year 4		72
Due in year 5		0
Due after 5 years		CAD 0